FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of measurement basis of financial assets and liabilities [text block]	The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following tables analyse the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

		Mandatorily held at			At fair value
	Derivatives	fair value through		Designated	through
	designated	profit or loss		at fair value	other	Held at
	as hedging	Held for		through	comprehensive	amortised
	instruments	trading	Other	profit or loss	income	cost	Total
The Group	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Financial assets
Cash and balances at central banks	–	–	–	–	–	38,880	38,880
Items in the course of collection from banks	–	–	–	–	–	292	292
Financial assets at fair value through profit or loss	–	290	1,994	–	–	–	2,284
Derivative financial instruments	1,117	7,377	–	–	–	–	8,494
Loans and advances to banks	–	–	–	–	–	4,852	4,852
Loans and advances to customers	–	–	–	–	–	474,470	474,470
Debt securities	–	–	–	–	–	5,325	5,325
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	1,854	1,854
Financial assets at amortised cost	–	–	–	–	–	486,501	486,501
Financial assets at fair value through other comprehensive income	–	–	–	–	24,617	–	24,617
Total financial assets	1,117	7,667	1,994	–	24,617	525,673	561,068
Financial liabilities
Deposits from banks	–	–	–	–	–	23,593	23,593
Customer deposits	–	–	–	–	–	396,839	396,839
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	4,893	4,893
Items in course of transmission to banks	–	–	–	–	–	354	354
Financial liabilities at fair value through profit or loss	–	171	–	7,531	–	–	7,702
Derivative financial instruments	1,029	8,802	–	–	–	–	9,831
Notes in circulation	–	–	–	–	–	1,079	1,079
Debt securities in issue	–	–	–	–	–	76,431	76,431
Other liabilities	–	–	–	–	–	1,755	1,755
Subordinated liabilities	–	–	–	–	–	12,586	12,586
Total financial liabilities	1,029	8,973	–	7,531	–	517,530	535,063
		Mandatorily held at		Designated	At fair value
	Derivatives	fair value through		at fair value	through
	designated	profit or loss		through	other	Held at
	as hedging	Held for		profit or	comprehensive	amortised
	instruments	trading	Other	loss	income	cost	Total
The Group	£m	£m	£m	£m	£m	£m	£m
At 31 December 2018
Financial assets
Cash and balances at central banks	–	–	–	–	–	40,213	40,213
Items in the course of collection from banks	–	–	–	–	–	645	645
Financial assets at fair value through profit or loss	–	19,462	3,794	–	–	–	23,256
Derivative financial instruments	1,483	9,810	–	–	–	–	11,293
Loans and advances to banks	–	–	–	–	–	3,692	3,692
Loans and advances to customers	–	–	–	–	–	464,044	464,044
Debt securities	–	–	–	–	–	5,095	5,095
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	1,878	1,878
Financial assets at amortised cost	–	–	–	–	–	474,709	474,709
Financial assets at fair value through other comprehensive income	–	–	–	–	24,368	–	24,368
Total financial assets	1,483	29,272	3,794	–	24,368	515,567	574,484
Financial liabilities
Deposits from banks	–	–	–	–	–	26,263	26,263
Customer deposits	–	–	–	–	–	391,251	391,251
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	19,663	19,663
Items in course of transmission to banks	–	–	–	–	–	615	615
Financial liabilities at fair value through profit or loss	–	10,543	–	7,187	–	–	17,730
Derivative financial instruments	1,107	9,804	–	–	–	–	10,911
Notes in circulation	–	–	–	–	–	1,104	1,104
Debt securities in issue	–	–	–	–	–	64,533	64,533
Subordinated liabilities	–	–	–	–	–	12,745	12,745
Total financial liabilities	1,107	20,347	–	7,187	–	516,174	544,815
		Mandatorily held at		Designated
	Derivatives	fair value through		at fair value	At fair value
	designated	profit or loss		through	through other	Held at
	as hedging	Held for		profit or	comprehensive	amortised
	instruments	trading	Other	loss	income	cost	Total
The Bank	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Financial assets
Cash and balances at central banks	–	–	–	–	–	35,741	35,741
Items in the course of collection from banks	–	–	–	–	–	252	252
Financial assets at fair value through profit or loss	–	290	413	–	–	–	703
Derivative financial instruments	207	13,431	–	–	–	–	13,638
Loans and advances to banks	–	–	–	–	–	4,453	4,453
Loans and advances to customers	–	–	–	–	–	177,569	177,569
Debt securities	–	–	–	–	–	5,241	5,241
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	202,277	202,277
Financial assets at amortised cost	–	–	–	–	–	389,540	389,540
Financial assets at fair value through other comprehensive income	–	–	–	–	22,160	–	22,160
Total financial assets	207	13,721	413	–	22,160	425,533	462,034
Financial liabilities
Deposits from banks	–	–	–	–	–	7,122	7,122
Customer deposits	–	–	–	–	–	239,762	239,762
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	109,771	109,771
Items in course of transmission to banks	–	–	–	–	–	198	198
Financial liabilities at fair value through profit or loss	–	213	–	7,484	–	–	7,697
Derivative financial instruments	267	13,944	–	–	–	–	14,211
Debt securities in issue	–	–	–	–	–	61,509	61,509
Other liabilities	–	–	–	–	–	975	975
Subordinated liabilities	–	–	–	–	–	9,909	9,909
Total financial liabilities	267	14,157	–	7,484	–	429,246	451,154
		Mandatorily held at		Designated
	Derivatives	fair value through		at fair value	At fair value
	designated	profit or loss		through	through other	Held at
	as hedging	Held for		profit or	comprehensive	amortised
	instruments	trading	Other	loss	income	cost	Total
The Bank	£m	£m	£m	£m	£m	£m	£m
At 31 December 2018
Financial assets
Cash and balances at central banks	–	–	–	–	–	37,632	37,632
Items in the course of collection from banks	–	–	–	–	–	464	464
Financial assets at fair value through profit or loss	–	19,420	1,423	–	–	–	20,843
Derivative financial instruments	432	14,999	–	–	–	–	15,431
Loans and advances to banks	–	–	–	–	–	3,153	3,153
Loans and advances to customers	–	–	–	–	–	172,315	172,315
Debt securities	–	–	–	–	–	4,960	4,960
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	153,585	153,585
Financial assets at amortised cost	–	–	–	–	–	334,013	334,013
Financial assets at fair value through other comprehensive income	–	–	–	–	23,208	–	23,208
Total financial assets	432	34,419	1,423	–	23,208	372,109	431,591
Financial liabilities
Deposits from banks	–	–	–	–	–	5,320	5,320
Customer deposits	–	–	–	–	–	229,402	229,402
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	88,383	88,383
Items in course of transmission to banks	–	–	–	–	–	341	341
Financial liabilities at fair value through profit or loss	–	10,687	–	7,032	–	–	17,719
Derivative financial instruments	1,315	13,231	–	–	–	–	14,546
Debt securities in issue	–	–	–	–	–	49,787	49,787
Subordinated liabilities	–	–	–	–	–	9,528	9,528
Total financial liabilities	1,315	23,918	–	7,032	–	382,761	415,026

Disclosure of financial liabilities [text block]	At 31 December 2019, the Group’s financial liabilities carried at fair value, excluding derivatives, comprised its financial liabilities at fair value through profit or loss and totalled £7,702 million (31 December 2018: £17,730 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-94). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2019
Financial liabilities at fair value through profit or loss	–	7,484	47	7,531
Liabilities designated at fair value through profit or loss
Trading liabilities:
Deposits	–	98	–	98
Short positions in securities	73	–	–	73
	73	98	–	171
Total financial liabilities carried at fair value, excluding derivatives	73	7,582	47	7,702
The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	–	7,085	–	7,085
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	10,258	–	10,258
Other deposits	–	270	–	270
Short positions in securities	67	50	–	117
	67	10,578	–	10,645
Total financial liabilities carried at fair value, excluding derivatives	67	17,663	–	17,730
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2019
Financial liabilities at fair value through profit or loss	–	7,484	–	7,484
Liabilities designated at fair value through profit or loss
Trading liabilities:
Deposits	–	140	–	140
Short positions in securities	73	–	–	73
	73	140	–	213
Total financial liabilities carried at fair value, excluding derivatives	73	7,624	–	7,697

The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial liabilities at fair value through profit or loss
Liabilities designated at fair value through profit or loss	–	7,032	–	7,032
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	–	10,258	–	10,258
Other deposits	–	362	–	362
Short positions in securities	67	–	–	67
	67	10,620	–	10,687
Total financial liabilities carried at fair value, excluding derivatives	67	17,652	–	17,719

Disclosure of significant adjustments to valuation obtained [text block]	The following table summarises the movement on this valuation adjustment account for the Group during 2018 and 2019.

	2019 £m	2018 £m
At 1 January	272	521
Income statement (credit) charge	(56)	(243)
Transfers	(2)	(6)
At 31 December	214	272

Disclosure Of Significant Adjustment Categories To Valuation Obtained, Explanatory	Represented by:
	2019 £m	2018 £m
Credit Valuation Adjustment	141	192
Debit Valuation Adjustment	(5)	(16)
Funding Valuation Adjustment	78	96
	214	272

Disclosure of fair value measurement of assets [text block]	The table below analyses the fair values of the financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-94). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

			Valuation hierarchy
The Group	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2019
Loans and advances to customers	474,470	475,128	–	51,624	423,504
Loans and advances to banks	4,852	4,849	–	408	4,441
Debt securities	5,325	5,317	–	5,317	–
Due from fellow Lloyds Banking Group undertakings	1,854	1,854	–	–	1,854
Reverse repos included in above amounts:
Loans and advances to customers	51,624	51,624	–	51,624	–
Loans and advances to banks	408	408	–	408	–
At 31 December 2018
Loans and advances to customers	464,044	463,796	–	35,879	427,917
Loans and advances to banks	3,692	3,655	–	461	3,194
Debt securities	5,095	5,107	–	5,107	–
Due from fellow Lloyds Banking Group undertakings	1,878	1,878	–	–	1,878
Reverse repos included in above amounts:
Loans and advances to customers	35,879	35,879	–	35,879	–
Loans and advances to banks	461	461	–	461	–
			Valuation hierarchy
The Bank	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2019
Loans and advances to customers	177,569	175,200	–	51,624	123,576
Loans and advances to banks	4,453	4,450	–	408	4,042
Debt securities	5,241	5,242	–	5,242	–
Due from fellow Lloyds Banking Group undertakings	202,277	202,277	–	–	202,277
Reverse repos included in above amounts:
Loans and advances to customers	51,624	51,624	–	51,624	–
Loans and advances to banks	408	408	–	408	–
At 31 December 2018
Loans and advances to customers	172,315	169,819	–	35,879	133,940
Loans and advances to banks	3,153	3,153	–	461	2,692
Debt securities	4,960	4,980	–	4,980	–
Due from fellow Lloyds Banking Group undertakings	153,585	153,585	–	–	153,585
Reverse repos included in above amounts:
Loans and advances to customers	35,879	35,879	–	35,879	–
Loans and advances to banks	461	461	–	461	–

Disclosure of fair value measurement of liabilities [text block]	The table below analyses the fair values of the financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-94).

			Valuation hierarchy
The Group	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2019
Deposits from banks	23,593	23,497	–	23,497	–
Customer deposits	396,839	397,222	–	391,987	5,235
Due to fellow Lloyds Banking Group undertakings	4,893	4,893	–	4,893	–
Debt securities in issue	76,431	78,632	–	78,632	–
Subordinated liabilities	12,586	14,542	–	14,542	–
Repos included in above amounts:
Deposits from banks	18,105	18,105	–	18,105	–
Customer deposits	9,530	9,530	–	9,530	–
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–
At 31 December 2018
Deposits from banks	26,263	26,245	–	26,245	–
Customer deposits	391,251	391,524	–	385,357	6,167
Due to fellow Lloyds Banking Group undertakings	19,663	19,663	–	19,663	–
Debt securities in issue	64,533	66,379	–	66,379	–
Subordinated liabilities	12,745	14,460	–	14,460	–
Repos included in above amounts:
Deposits from banks	21,170	21,170	–	21,170	–
Customer deposits	1,818	1,818	–	1,818	–
Due to fellow Lloyds Banking Group undertakings	2,801	2,801	–	2,801	–
			Valuation hierarchy
The Bank	Carrying value £m	Fair value £m	Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2019
Deposits from banks	7,122	7,025	–	7,025	–
Customer deposits	239,762	239,952	–	239,952	–
Due to fellow Lloyds Banking Group undertakings	109,771	109,771	–	109,771	–
Debt securities in issue	61,509	63,483	–	63,483	–
Subordinated liabilities	9,909	10,974	–	10,974	–
Repos included in above amounts:
Deposits from banks	2,645	2,645	–	2,645	–
Customer deposits	9,530	9,530	–	9,530	–
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–
At 31 December 2018
Deposits from banks	5,320	5,300	–	5,300	–
Customer deposits	229,402	229,593	–	229,593	–
Due to fellow Lloyds Banking Group undertakings	88,383	88,383	–	88,383	–
Debt securities in issue	49,787	51,501	–	51,501	–
Subordinated liabilities	9,528	10,558	–	10,558	–
Repos included in above amounts:
Deposits from banks	1,193	1,193	–	1,193	–
Customer deposits	1,818	1,818	–	1,818	–
Due to fellow Lloyds Banking Group undertakings	2,801	2,801	–	2,801	–

Liabilities [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of movements in level 3 portfolio [text block]
The Group	2019 £m	2018 £m
At 1 January	–	–
Losses recognised in the income statement within other income	1	–
Redemptions	(5)	–
Transfers into the level 3 portfolio	51	–
Transfers out of the level 3 portfolio	–	–
At 31 December	47	–
Losses recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	–	–

Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of movements in level 3 portfolio [text block]	The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement):

	2019			2018
The Group – Continuing operations	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 1 January	2,721	53	2,774	3,328	302	3,630
Exchange and other adjustments	(74)	(3)	(77)	82	(2)	80
Gains recognised in the income statement within other income	4	–	4	72	–	72
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	11	11	–	(5)	(5)
Purchases	686	–	686	1,002	2	1,004
Sales	(1,956)	(1)	(1,957)	(2,060)	(305)	(2,365)
Transfers into the level 3 portfolio	448	–	448	297	345	642
Transfers out of the level 3 portfolio	–	–	–	–	(284)	(284)
At 31 December	1,829	60	1,889	2,721	53	2,774
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(76)	–	(76)	–	–	–
The Group – Discontinued operations	Trading and other financial assets at fair value through profit or loss 2018 £m
At 1 January	8,501
Exchange and other adjustments	(17)
Gains recognised in the income statement within other income	27
Purchases	97
Sales	(270)
Transfers into the level 3 portfolio	230
Transfers out of the level 3 portfolio	(168)
Disposal of business	(8,400)
At 31 December	–
	2019			2018
The Bank	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 1 January	890	–	890	1,659	202	1,861
Exchange and other adjustments	(28)	–	(28)	79	–	79
Gains recognised in the income statement within other income	–	–	–	67	–	67
(Losses) gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	–	–	–	1	1
Purchases	101	–	101	247	–	247
Sales	(603)	–	(603)	(1,355)	(9)	(1,364)
Transfers into the level 3 portfolio	49	–	49	193	–	193
Transfers out of the level 3 portfolio	–	–	–	–	(194)	(194)
At 31 December	409	–	409	890	–	890
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(28)	–	(28)	–	–	–

Disclosure of assets and liabilities [text block]	The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2019		2018
The Group	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	5	(8)	1,056	(804)
Exchange and other adjustments	–	–	7	(5)
(Losses) gains recognised in the income statement within other income	–	–	(84)	49
(Sales) redemptions	–	47	(974)	752
Transfers into the level 3 portfolio	–	(344)	–	–
Transfers out of the level 3 portfolio	(5)	8	–	–
At 31 December	–	(297)	5	(8)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	–	–	(424)	82

	2019		2018
The Bank	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	5	(8)	636	(750)
Exchange and other adjustments	–	–	3	(4)
(Losses) gains recognised in the income statement within other income	–	–	(70)	43
(Sales) redemptions	–	–	(564)	703
Transfers out of the level 3 portfolio	(5)	8	–	–
At 31 December	–	–	5	(8)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	–	–	(402)	57

Disclosure of Sensitivity of Level 3 Valuations [text block]
			At 31 December 2019			At 31 December 2018
				Effect of reasonably possible alternative assumptions[2]			Effect of reasonably possible alternative assumptions
	Valuation basis/technique	Significant unobservable inputs[1]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss:

Loans and advances to customers	Discounted cash flows	Interest rate spreads (bps) (50 bps/102 bps)	1,782	36	(39)	2,721	35	(35)
Debt securities	Discounted cash flows	Credit spreads (+/- 3%)	47	–	–	–	–	–
			1,829			2,721
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	60	4	(4)	53	–	(1)
			60			53
Derivative financial assets
Interest rate derivatives	Option pricing model	n/a	–	–	–	5	–	–
			–			5
Level 3 financial assets carried at fair value			1,889			2,779
Financial liabilities at fair value through profit or loss	Discounted cash flows	Interest rate spreads (+/- 50bps)	47	1	(1)	–	–	–
Derivative financial liabilities
Interest rate derivatives	Market values – property valuation	HPI (+/- 5%)	297	17	(17)	8	–	–
			297			8
Level 3 financial liabilities carried at fair value			344			8
1	Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.

2	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.

Financial Assets, Excluding Derivatives [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of financial assets excluding derivatives [text block]
Valuation hierarchy
The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2019
Financial assets at fair value through profit or loss
Loans and advances to customers	–	–	1,782	1,782
Debt securities:
Government securities	290	–	–	290
Corporate and other debt securities	–	–	47	47
	290	–	47	337
Equity shares	161	4	–	165
Total financial assets at fair value through profit or loss	451	4	1,829	2,284
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	12,844	238	–	13,082
Asset-backed securities	–	–	60	60
Corporate and other debt securities	–	11,036	–	11,036
	12,844	11,274	60	24,178
Treasury and other bills	439	–	–	439
Total financial assets at fair value through other comprehensive income	13,283	11,274	60	24,617
Total financial assets carried at fair value, excluding derivatives	13,734	11,278	1,889	26,901
The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial assets at fair value through profit or loss
Loans and advances to customers	–	17,290	2,721	20,011
Loans and advances to banks	–	236	–	236
Debt securities:
Government securities	2,293	–	–	2,293
Asset-backed securities	–	20	–	20
Corporate and other debt securities	–	540	–	540
	2,293	560	–	2,853
Equity shares	150	6	–	156
Total financial assets at fair value through profit or loss	2,443	18,092	2,721	23,256
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	18,847	124	–	18,971
Asset-backed securities	–	4	53	57
Corporate and other debt securities	–	5,119	–	5,119
	18,847	5,247	53	24,147
Treasury and other bills	221	–	–	221
Total financial assets at fair value through other comprehensive income	19,068	5,247	53	24,368
Total financial assets carried at fair value, excluding derivatives	21,511	23,339	2,774	47,624
Valuation hierarchy
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2019
Financial assets at fair value through profit or loss
Loans and advances to customers	–	–	362	362
Debt securities:
Government securities	290	–	–	290
Corporate and other debt securities	–	–	47	47
	290	–	47	337
Equity shares	–	4	–	4
Total financial assets at fair value through profit or loss	290	4	409	703
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	12,700	238	–	12,938
Corporate and other debt securities	–	8,783	–	8,783
	12,700	9,021	–	21,721
Treasury and other bills	439	–	–	439
Total financial assets at fair value through other comprehensive income	13,139	9,021	–	22,160
Total financial assets carried at fair value, excluding derivatives	13,429	9,025	409	22,863
Valuation hierarchy
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2018
Financial assets at fair value through profit or loss
Loans and advances to customers	–	16,900	890	17,790
Loans and advances to banks	–	236	–	236
Debt securities:
Government securities	2,293	–	–	2,293
Corporate and other debt securities	–	518	–	518
	2,293	518	–	2,811
Equity shares	–	6	–	6
Total financial assets at fair value through profit or loss	2,293	17,660	890	20,843
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	18,707	124	–	18,831
Asset-backed securities	–	5	–	5
Corporate and other debt securities	–	4,151	–	4,151
	18,707	4,280	–	22,987
Treasury and other bills	221	–	–	221
Total financial assets at fair value through comprehensive income	18,928	4,280	–	23,208
Total financial assets carried at fair value, excluding derivatives	21,221	21,940	890	44,051

Recurring fair value measurement [member]
FINANCIAL INSTRUMENTS (Tables) [Line Items]
Disclosure of Derivatives by recurring fair value measurement [text block]	All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2019, such assets totalled £8,494 million for the Group and £13,638 million for the Bank (31 December 2018: £11,293 million for the Group and £15,431 million for the Bank) and liabilities totalled £9,831 million for the Group and £14,211 million for the Bank (31 December 2018: £10,911 million for the Group and £14,546 million for the Bank). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-94). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2019				2018
The Group	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	8,494	–	8,494	–	11,288	5	11,293
Derivative liabilities	–	(9,534)	(297)	(9,831)	–	(10,903)	(8)	(10,911)

	2019				2018
The Bank	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	13,638	–	13,638	–	15,426	5	15,431
Derivative liabilities	–	(14,211)	–	(14,211)	–	(14,538)	(8)	(14,546)